Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018		Dec. 28, 2017	Oct. 31, 2017		Oct. 31, 2016		Oct. 31, 2015		Dec. 22, 2014		Oct. 31, 2014
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 18,106.21	$ 14,202.99		$ 13,893.90		$ 15,617.77		$ 11,574.28		$ 12,026.68		$ 11,031.77			$ 10,767.77		$ 9,212.85		$ 9,299.95				$ 9,449.81
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 17,738.32	14,054.51		13,863.04		15,701.18		11,719.11		12,266.33		11,329.85			11,140.98		9,601.75		9,771.13				10,000.00
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 18,607.17	14,651.61		14,365.33		16,199.58		12,041.38		12,552.61		11,549.45			11,309.15		9,699.87		9,816.75				10,000.00
PGIM Jennison Global Equity Income Fund - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,686.57	15,408.95		15,030.08		16,835.94		12,447.37		12,896.93		11,801.45			11,481.31		9,798.34		9,872.25				10,000.00
PGIM Jennison Global Equity Income Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,858.11	15,527.82		15,133.80		16,946.55		12,522.24		12,962.23		11,847.30			11,523.44		9,821.84		9,882.84				9,999.99
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 16,663.43	12,622.80		13,293.60		14,372.74		8,793.94		10,994.66		11,100.18			11,507.06		9,788.23		9,468.13				9,449.92
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 16,292.72	12,446.94		13,216.86		14,403.70		8,886.16		11,198.23		11,399.29			11,901.98		10,203.22		9,940.92				10,000.00
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,670.37	12,670.33		13,385.19		14,516.64		8,913.73		11,174.14		11,320.03			11,762.06		10,026.87		9,718.77		$ 9,999.99
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 18,101.40	13,679.90		14,367.78		15,493.31		9,458.22		11,786.23		11,862.70			12,267.67		10,410.27		10,044.85				10,000.00
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 13,353.79	10,126.10		10,677.26		11,548.62		7,074.18		8,850.73		8,946.21		$ 10,000.00
PGIM Quant Solutions Mid-Cap Value Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,583.08	10,272.00		10,805.95		11,662.24		7,124.31		8,893.09		8,963.84		10,000.00
PGIM Quant Solutions Mid-Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,349.86	13,852.18		14,524.42		15,635.24		9,528.75		11,863.46		11,934.43			12,318.25		10,436.37		10,054.93				10,000.00
MSCI All Country World ND Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ND Index
Account Value	$ 23,807.574747926836	17,928.631109055117		16,224.735856785213		20,270.118771827005		14,765.787775888146		14,077.693519880573		12,503.357976098217			12,568.402237912542		10,201.372804077122		9,996.6684646239519				10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715 [1]	24,598.757525359266	[1]	22,333.512239907519	[1]	26,155.039154417482	[1]	18,301.24832813584	[1]	16,681.400969214628	[1]	14,591.058436592128	[1]	10,000	13,592.51933472245	[1]	10,994.30714188321	[1]	10,519.953730900437	[1]	10,000	[1]	10,000	[1]
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 22,463.092138806558	16,759.457961766635		17,378.537428931675		19,347.218380934268		13,019.773001584505		13,990.350247735923		12,709.553588726272		10,000	12,688.762210905217		10,834.212479948985		10,046.760371124665		10,000		10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Account Value														10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 25,469.205031872716	18,811.095366314672		19,002.365684647924		22,940.529622302722		15,778.023495316624		15,153.103008988142		13,325.083721496811		10,000	12,962.776549562253		10,705.073446797956		10,276.927833634081		10,000		10,000
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,602.287455736721	$ 19,251.314867086505		$ 19,457.531152777083		$ 21,995.8854754263		$ 14,772.019167784934		$ 14,943.904888226964		$ 13,707.973920110257		$ 10,000	$ 13,569.440794523041		$ 10,989.284022828531		$ 10,342.320167555594		$ 10,000		$ 10,000

[1]	The Fund has added this broad-based index in response to new regulatory requirements.